UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23137

SIERRA TOTAL RETURN FUND
(Exact name of registrant as specified in charter)

280 Park Ave, 6th Floor East
New York, NY 10017
(Address of principal executive offices) (Zip code)

(212) 759-0777
(Registrant’s telephone number, including area code)

Seth Taube
Chief Executive Officer
280 Park Ave, 6th Floor East
New York, NY 10017
(Name and address of agent for service)

Date of fiscal year end: June 30

Date of reporting period: July 1, 2018 - June 30, 2019

Item 1. Proxy Voting Record.

SIERRA TOTAL RETURN FUND

Sierra Total Return Fund did not vote any proxies during the annual period ended June 30, 2019.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SIERRA TOTAL RETURN FUND

By:	/s/ Seth Taube
Seth Taube
Chief Executive Officer

Date:	August 30, 2019